Cash and Investments - Schedule of Fair Value Measurement (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 64,372.1	$ 64,090.1
Financial liabilities	(47,006.9)	(45,678.1)
Restricted cash and cash equivalents	577.1	835.0
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 33,977.6	$ 35,599.1
Percentage of assets classified as level 1, 2, and 3	100.00%	100.00%
Fair value of investments in associates	$ 5,223.1	$ 4,629.3
Recurring fair value measurement | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(149.5)	(126.2)
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,114.0	8,770.0
Recurring fair value measurement | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,247.3	10,428.8
Recurring fair value measurement | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	198.9	7.1
Recurring fair value measurement | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	171.6	281.9
Recurring fair value measurement | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	758.5	9,225.5
Recurring fair value measurement | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	814.7	403.0
Recurring fair value measurement | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	303.6	511.3
Recurring fair value measurement | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	20,561.5	10,290.8
Recurring fair value measurement | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	964.7	84.4
Recurring fair value measurement | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	51.9	93.8
Recurring fair value measurement | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10,464.0	1,779.3
Recurring fair value measurement | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	363.2	2,452.1
Recurring fair value measurement | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,593.3	1,799.4
Recurring fair value measurement | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	7,124.4	4,081.8
Recurring fair value measurement | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	264.6	299.6
Recurring fair value measurement | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	168.3	240.7
Recurring fair value measurement | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5.0	5.0
Recurring fair value measurement | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	91.3	53.9
Recurring fair value measurement | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,298.5	5,669.0
Recurring fair value measurement | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	873.3	958.7
Recurring fair value measurement | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,423.8	1,583.3
Recurring fair value measurement | Common stocks, Other funds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	150.3	90.9
Recurring fair value measurement | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	3,001.4	3,127.0
Recurring fair value measurement | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	641.2	267.1
Recurring fair value measurement | Quoted prices (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 8,964.8	$ 21,607.4
Percentage of assets classified as level 1, 2, and 3	26.40%	60.70%
Fair value of investments in associates	$ 2,344.9	$ 2,004.3
Recurring fair value measurement | Quoted prices (Level 1) | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,114.0	8,770.0
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,821.4	9,821.5
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	198.9	7.1
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	171.6	281.9
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	758.5	9,225.5
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	692.4	307.0
Recurring fair value measurement | Quoted prices (Level 1) | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1.1	1.5
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Quoted prices (Level 1) | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1.1	1.5
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,028.3	3,014.4
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	669.6	825.9
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	302.0	474.8
Recurring fair value measurement | Quoted prices (Level 1) | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,056.7	1,713.7
Recurring fair value measurement | Quoted prices (Level 1) | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 19,638.8	$ 9,618.4
Percentage of assets classified as level 1, 2, and 3	57.80%	27.00%
Fair value of investments in associates	$ 36.9	$ 45.3
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(149.3)	(126.2)
Recurring fair value measurement | Significant other observable inputs (Level 2) | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	425.9	562.3
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	122.3	96.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	303.6	466.3
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	18,568.6	8,394.7
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	964.7	84.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	51.9	93.8
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	10,464.0	1,779.3
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	363.2	2,452.1
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,593.3	1,799.4
Recurring fair value measurement | Significant other observable inputs (Level 2) | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,131.5	2,185.7
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	7.8	14.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	7.8	11.3
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	3.6
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	621.5	683.2
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	96.0	110.3
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	48.6	66.9
Recurring fair value measurement | Significant other observable inputs (Level 2) | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	476.9	506.0
Recurring fair value measurement | Significant other observable inputs (Level 2) | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	164.3	89.5
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 5,374.0	$ 4,373.3
Percentage of assets classified as level 1, 2, and 3	15.80%	12.30%
Fair value of investments in associates	$ 2,841.3	$ 2,579.7
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short sale and derivative obligations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(0.2)	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	45.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Short term investments, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	45.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,992.9	1,896.1
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Canadian government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Canadian provincials
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, U.S. treasury
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, U.S. states and municipalities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Other government
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Bonds, Corporate and other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,992.9	1,896.1
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	255.7	283.2
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	160.5	229.4
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5.0	5.0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Preferred stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	90.2	48.8
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	2,648.7	1,971.4
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, Canadian
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	107.7	22.5
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, U.S.
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,073.2	1,041.6
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Common stocks, Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,467.8	907.3
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 476.9	$ 177.6